Schedule of borrowings (Details) - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings	[1]	$ 20,137,666	$ 8,772,710
Long-term borrowings	[2]		11,538,357
Less: current maturities			(9,031,383)
Non-current maturities			2,506,974
Long-term borrowings		$ 20,137,666
Seamless Group Inc [Member]
Short-term borrowings	[3]		8,772,710	$ 8,978,390
Less: current maturities			(9,031,383)	(4,426,000)
Non-current maturities			2,506,974	7,879,279
Long-term borrowings	[4]		$ 11,538,357	$ 12,305,279

[1]	As of September 30, 2024 and December 31, 2023, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from Nil to 24.0% and 15.0% to 24.0% per annum, respectively. As of September 30, 2024 and December 31, 2023, the weighted average interest rate of these borrowings was 13.7% and 22.6% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[2]	As of December 31, 2023, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% per annum, respectively. As of December 31, 2023, the weighted average interest rate of these borrowings was 13.1% per annum. The borrowings are denominated in HK$ and US$.
[3]	As of December 31, 2023 and 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in HK$ and US$.
[4]	As of December 31, 2023 and 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 12.0% to 24.0% and 2.5% to 24.0% per annum, respectively. As of December 31, 2023 and 2022, the weighted average interest rate of these borrowings was 13.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$.